General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative expenses
Schedule of general and administrative expenses

	December 31,	December 31,
	2025	2024(1)
Direct listing expenses	$1,622,072	$—
Salaries and benefits	1,752,981	348,133
Office and administrative expenses	742,461	197,402
Legal and accounting expenses	1,662,272	65,250
Consulting fees	260,442	231,403
Insurance expense	27,672	28,562
	$6,067,900	$870,750

(1)Prior year figures were reclassified to conform to the current year presentation